Deferred Ipo Costs - Schedule of Deferred IPO Costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Deferred IPO Costs [Abstract]
Legal fees		$ 294,881
Accounting related fees		278,830
Underwriting fees		120,220
Other miscellaneous fees		189,362
Total		$ 883,293